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Praxis International Index Fund

Praxis Mutual Funds

Praxis International Index Fund Class A (MPLAX) and Class I (MPLIX)

Supplement dated February 20, 2024 (“Supplement”) to the

Summary Prospectus and Prospectus dated May 1, 2023

The Board of Trustees of the Praxis Mutual Funds (the “Board”) has approved an amendment to the Investment Advisory Agreement between the Praxis Mutual Funds and Everence Capital Management, Inc. (the “Adviser”) to implement a reduced fee schedule for the Praxis International Index Fund (the “Fund”). Effective January 1, 2024, the annual advisory fee rate for the Fund, calculated as a percentage of its average daily net assets, is as follows: 0.50% up to $100 million, 0.38% over $100 million up to $500 million, and 0.35% over $500 million.

As a result, the tables for the Praxis International Index Fund entitled “Fees and Expenses” and “Example” are revised as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may be required to pay a fee to a broker or other financial firm on purchases and sales of Class I shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 56 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Praxis International Index Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Praxis International Index Fund		Class A	Class I
Management Fees	[1]	0.41%	0.41%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.55%	0.18%
Total Annual Fund Operating Expenses		1.21%	0.59%
[1]	Management Fees have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Praxis International Index Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	642	889	1,155	1,914
Class I	60	189	329	738